Other Non-Current Assets	12 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Assets	Other non-current assets

	SA Rand
Figures in million	2023	2022
Debt instruments	116	163
Loans to associates (a)	116	116
Loan to ARM BBEE Trust (b)	101	148
Other loans	15	15
Loss allowance (a)	(116)	(116)
Equity instruments	78	75
Rand Mutual Assurance (c)	69	67
Other investments	9	8
Inventories	138	136
Non-current portion of gold in lock-up (d)	138	136

Total other non-current assets	332	374

(a)A loan of R116 million (2022: R116 million) owed by Pamodzi Gold Limited (Pamodzi) which was placed into liquidation during 2009, was provided for in full. Harmony is a concurrent creditor in the Pamodzi Orkney liquidation.

(b)During 2021, Harmony advanced R264 million to the ARM Broad-Based Economic Empowerment Trust (the ARM BBEE Trust), a shareholder of African Rainbow Minerals Limited (ARM), after the restructuring of the original loan advanced in 2016. The ARM BBEE Trust is controlled and consolidated by ARM, who holds 12.08% of Harmony's shares at 30 June 2023. Harmony is a trustee of the ARM BBEE Trust. The loan under the revised loan agreement is interest-free and is receivable on the maturity of the loan on 30 June 2035. The loan is unsubordinated and unsecured.

The loan does not meet the requirements for amortised cost measurement as it fails the solely payments of principal and interest test and was therefore classified as fair value through profit and loss (refer to the fair value determination section in note 39 for detail). The group determined that the contractual terms include exposure to risk and volatility that is inconsistent with a basic lending arrangement. In making this assessment the group considered contingent events that would change the amount and timing of cash flows and potential limits on the group's claim to cash flows from specified assets (eg non-recourse asset arrangements).

During the 2023 financial year, repayments of R74 million (2022: R65 million) were received on the loan.

(c)Refer to note 39 for the fair value valuation technique used to measure the investment and note 10 for details of dividends received.

(d)Refer to note 23 for further details on inventories.